Employee Benefits - Sensitivity of Disclosures to Changes in Selected Assumptions (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
25 BP Decrease in Discount Rate, Change in ABO	$ 1,944
25 BP Decrease in Discount Rate, Change in pension expense	40
U.S. Pension Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
25 BP Decrease in Discount Rate, Change in PBO	14,613
25 BP Decrease in Discount Rate, Change in ABO	14,534
25 BP Decrease in Discount Rate, Change in pension expense	(102)
25 BP Decrease in Long-Term Rate of Return, Change in pension expense	1,248
Non-U.S. Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
25 BP Decrease in Discount Rate, Change in PBO	55,415
25 BP Decrease in Discount Rate, Change in ABO	55,374
25 BP Decrease in Discount Rate, Change in pension expense	2,687
25 BP Decrease in Long-Term Rate of Return, Change in pension expense	$ 1,935